Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits	$ 112	$ 40
Derivative instruments	$ 311	$ 329